Trade Accounts Receivable, Net - Carrying Amount (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 5,720,759	$ 6,175,819
U.S. Dollar
Trade Accounts Receivable, Net
Trade accounts receivable, net	351,394	437,959
Other currencies
Trade Accounts Receivable, Net
Trade accounts receivable, net	4,234
Currencies other than Peso
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 355,628	$ 437,959